RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									9 Months Ended		12 Months Ended
	Jan. 13, 2024	Jan. 11, 2023	Feb. 10, 2022	Feb. 09, 2022	Jan. 19, 2022	Jan. 13, 2022	May 25, 2021	May 07, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 13, 2025	Jan. 08, 2024	Apr. 16, 2021
Related Party Transaction [Line Items]
Stock issued during period shares						101,000,000
Aggregate purchase price, value						$ 101,000,000
Common stock, shares issued									2,990,897		2,990,897	2,990,897
Common stock, shares outstanding									2,990,897		2,990,897	2,990,897
Repayments for promissory note - related party												$ 133,357
Loan per share		$ 0.0625
Working capital loan									$ 1,088,861		754,748
Loan per share, value		$ 370,726
Extension loans											2,903,628
Service fees									90,000	$ 90,000	120,000	110,000
Service accrued expense total									320,000		230,000	110,000
Extension loans									3,323,628		2,903,628
Forecast [Member]
Related Party Transaction [Line Items]
Extension loans													$ 60,000
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Sponsor fees									$ 10,000		$ 10,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Extension loans													$ 60,000	$ 150,000
Minimum [Member]
Related Party Transaction [Line Items]
Payment per month	$ 150,000
Minimum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Payment per month	370,726
Maximum [Member]
Related Party Transaction [Line Items]
Payment per month	370,726
Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Payment per month	$ 150,000
Insider Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued									2,539,767		2,539,767
Common stock, shares outstanding									2,539,767		2,539,767
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares			159,069	159,069
Forfeited shares			335,233	335,233
Four Independent Directors [Member]
Related Party Transaction [Line Items]
Stock issued during period shares							2,795,000
Broad Capital LLC [Member]
Related Party Transaction [Line Items]
Stock issued during period shares							80,000	2,875,000
Aggregate purchase price, value								$ 25,000
Percentage of ordinary shares issued and outstanding								20.00%
Sale of stock description									The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property.		The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property.
Debt aggregate principal amount															$ 300,000
Repayments for promissory note - related party					$ 133,357
Debt instrument converted amount									$ 1,500,000		$ 1,500,000
Loan per share									$ 10.00		$ 10.00
Broad Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Promissory note - related party															$ 133,357
Broad Capital LLC [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares						4,772